Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Other Intangible Assets [Line Items]
Goodwill		$ 400
Intangible assets:
Accumulated amortization	$ (127)	(179)
Intangible assets, net	108	196
Customer Relationships
Intangible assets:
Intangible assets gross		40
Trade Names
Intangible assets:
Intangible assets gross	45	45
Product Formulations
Intangible assets:
Intangible assets gross	$ 190	190
Domain Names
Intangible assets:
Intangible assets gross		$ 100